Regulatory Matters	12 Months Ended
Dec. 31, 2018
Regulatory Capital Requirements [Abstract]
Regulatory Matters
Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can result in regulatory action. The final rules implementing Basel Committee on Banking Supervision's capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019. Under the Basel III rules, the Company must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer is being phased in from 0.0% for 2015 to 2.50% by 2019. The capital conservation buffer is 1.875% and 1.25% for 2018 and 2017, respectively. The Bank made a one-time election to opt-out the net unrealized gain or loss on available for sale securities in computing regulatory capital. At December 31, 2018, the Bank was considered “well capitalized" under the regulatory framework for prompt corrective action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2018 and 2017 the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution's category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

As of December 31, 2018	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$182,316	16.73%	$87,164	8.00%	$107,592	9.88%	$108,954	10.00%
Tier 1 risk-based capital	$168,629	15.48%	$65,373	6.00%	$85,802	7.88%	$87,164	8.00%
Tier 1 leverage	$168,629	12.15%	$55,503	4.00%	$55,503	4.00%	$69,378	5.00%
Tier 1 common equity	$153,020	14.04%	$49,029	4.50%	$69,458	6.38%	$70,820	6.50%
Parke Bank
Total risk-based capital	$181,760	16.69%	$87,131	8.00%	$107,552	9.88%	$108,913	10.00%
Tier 1 risk-based capital	$168,078	15.43%	$65,348	6.00%	$85,769	7.88%	$87,131	8.00%
Tier 1 leverage	$168,078	12.10%	$55,569	4.00%	$55,569	4.00%	$69,461	5.00%
Tier 1 common equity	$166,639	15.30%	$49,011	4.50%	$69,432	6.38%	$70,794	6.50%

As of December 31, 2017	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$162,837	17.17%	$75,859	8.00%	$87,711	9.250%	$94,823	10.00%
Tier 1 risk-based capital	$150,926	15.92%	$56,894	6.00%	$68,747	7.250%	$75,859	8.00%
Tier 1 leverage	$150,926	14.31%	$42,178	4.00%	$42,178	4.000%	$52,722	5.00%
Tier 1 common equity	$121,955	12.86%	$42,670	4.50%	$54,523	5.750%	$61,635	6.50%
Parke Bank
Total risk-based capital	$159,435	16.81%	$75,861	8.00%	$87,714	9.250%	$94,826	10.00%
Tier 1 risk-based capital	$147,524	15.56%	$56,896	6.00%	$68,749	7.250%	$75,861	8.00%
Tier 1 leverage	$147,524	13.99%	$42,175	4.00%	$42,175	4.000%	$52,719	5.00%
Tier 1 common equity	$147,524	15.56%	$42,672	4.50%	$54,525	5.750%	$61,637	6.50%

* The new capital rules require banks and covered financial institution holding companies to maintain a capital conservation buffer of at least 2.5% of risk-weighted assets over and above the minimum risk-based capital requirements. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management. The minimums under Basel III increase by 0.625% (the capital conservation buffer) annually until 2019. The fully phased-in minimums are 10.5% (Total risk-based capital), 8.5% (Tier 1 risk-based capital), and 7.0% (Tier 1 common equity).